Consolidated Statements Of Operations and Comprehensive Income (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Rental income	$ 301,112	$ 228,201	$ 193,561
Tenant recovery income	94,678	73,700	63,131
Other property income	1,676	1,486	1,038
Fees and management income	32,926	8,156	0
Revenues	430,392	311,543	257,730
Expenses:
Property operating	77,209	53,824	41,890
Real estate taxes	55,335	43,456	36,627
General and administrative	50,412	36,878	37,607
Vesting of Class B units	0	24,037	0
Termination of affiliate arrangements	0	5,454	0
Depreciation and amortization	191,283	130,671	106,095
Impairment of real estate assets	40,782	0	0
Total expenses	415,021	294,320	222,219
Other:
Interest expense, net	(72,642)	(45,661)	(32,458)
Gain on sale or contribution of property, net	109,300	1,760	4,732
Transaction expenses	(3,331)	(15,713)	0
Other (expense) income, net	(1,723)	673	1,258
Net income (loss)	46,975	(41,718)	9,043
Net (income) loss attributable to noncontrolling interests	(7,837)	3,327	(111)
Net income (loss) attributable to stockholders	$ 39,138	$ (38,391)	$ 8,932
Earnings per common share:
Net income (loss) per share - basic and diluted	$ 0.20	$ (0.21)	$ 0.05
Comprehensive income (loss):
Net income (loss)	$ 46,975	$ (41,718)	$ 9,043
Other comprehensive income (loss):
Change in unrealized value on interest rate swaps	(4,156)	4,580	10,565
Comprehensive income (loss)	42,819	(37,138)	19,608
Comprehensive (income) loss attributable to noncontrolling interests	(7,815)	3,327	(111)
Comprehensive income (loss) attributable to stockholders	$ 35,004	$ (33,811)	$ 19,497